Commitments and Contingencies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Amount spent on orders placed for purchases of property and equipment and other assets	¥ 185